Credit quality of financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Credit quality of financial assets
Schedule of credit quality of financial assets

	2017			2016
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AA+	1,089	—	1,089	5,917	—	5,917
AA-	—	115,269	115,269	13,699	250,038	263,737
A+	—	172,052	172,052	4,919	109,544	114,463
A	—	235,445	235,445	—	65,398	65,398
A-	3	86,189	86,192	15,515	94,454	109,969
BBB+	—	96,436	96,436	75,952	20	75,972
BBB	—	110,733	110,733	121,111	209	121,320
BB	—	—	—	2,239	—	2,239
No rating	—	201,821	201,821	80,365	76,196	156,561

	1,092	1,017,945	1,019,037	319,717	595,859	915,576

Financial investments
AA+	17,111	—	17,111	—	—	—
AA-	180,127	4,238	184,365	113,732	—	113,732
A-	5,053	—	5,053	—	3,225	3,225
No rating	—	18	18	—	2,541	2,541

	202,291	4,256	206,547	113,732	5,766	119,498

Derivative financial instruments
AA-	4,769	3,634	8,403	5,511	—	5,511
A+	—	3,141	3,141	1,587	80	1,667
A	—	233	233	—	4,826	4,826
A-	—	—	—	—	8,736	8,736

	4,769	7,008	11,777	7,098	13,642	20,740

	208,152	1,029,209	1,237,361	440,547	615,267	1,055,814